Notional Amounts of Derivative Instruments and Fair Values of Derivative Instruments and Other Before Offsetting (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	¥ 35,038	¥ 15,715
Liability derivatives Fair value	40,209	19,909
Options held/written and other
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	3,888
Derivatives and other designated as hedging instruments | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Notional amount	296,464	206,605
Derivatives and other designated as hedging instruments | Interest rate swap agreements | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	1,094	634
Derivatives and other designated as hedging instruments | Interest rate swap agreements | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	890	2,528
Derivatives and other designated as hedging instruments | Futures, foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	581,510	370,243
Derivatives and other designated as hedging instruments | Futures, foreign exchange contracts | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	11,016	4,708
Derivatives and other designated as hedging instruments | Futures, foreign exchange contracts | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	5,281	1,018
Derivatives and other designated as hedging instruments | Foreign currency swap agreements
Derivatives, Fair Value [Line Items]
Notional amount	104,058	93,276
Derivatives and other designated as hedging instruments | Foreign currency swap agreements | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	9,788	7,176
Derivatives and other designated as hedging instruments | Foreign currency swap agreements | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	6,411	3,534
Derivatives and other designated as hedging instruments | Foreign exchange long term debt
Derivatives, Fair Value [Line Items]
Notional amount	258,313	261,483
Asset derivatives Fair value	0	0
Liability derivatives Fair value	0	0
Trading derivatives or derivatives not designated as hedging instruments | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Notional amount	3,000
Trading derivatives or derivatives not designated as hedging instruments | Interest rate swap agreements | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	127
Trading derivatives or derivatives not designated as hedging instruments | Interest rate swap agreements | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	0
Trading derivatives or derivatives not designated as hedging instruments | Futures, foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	111,309	65,094
Trading derivatives or derivatives not designated as hedging instruments | Futures, foreign exchange contracts | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	1,252	472
Trading derivatives or derivatives not designated as hedging instruments | Futures, foreign exchange contracts | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	438	56
Trading derivatives or derivatives not designated as hedging instruments | Options held/written and other
Derivatives, Fair Value [Line Items]
Notional amount	441,586	173,637
Trading derivatives or derivatives not designated as hedging instruments | Options held/written and other | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	6,177	3,605
Trading derivatives or derivatives not designated as hedging instruments | Options held/written and other | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	12,103	5,486
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written
Derivatives, Fair Value [Line Items]
Notional amount	9,013	13,715
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	165	265
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	¥ 0	¥ 29